Schedule of Investments PIMCO Strategic Income Fund, Inc.	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 304.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 11.2%
Advanz Pharma Corp. 6.500% (LIBOR03M + 5.500%) due 09/06/2024 ~		$2,449	$2,386
Al Convoy (Luxembourg) SARL 4.650% (LIBOR03M + 3.500%) due 01/17/2027 ~		100	99
Boels Topholding BV 4.000% (EUR003M + 4.000%) due 01/14/2027 ~	EUR	1,000	1,145
Caesars Resort Collection LLC 4.647% - 4.772% (LIBOR03M + 4.500%) due 07/21/2025 ~		$2,691	2,612
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~		19	19
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		815	733
Elanco Animal Health, Inc. 1.905% (LIBOR03M + 1.750%) due 08/01/2027 ~		58	56
Envision Healthcare Corp. 3.897% (LIBOR03M + 3.750%) due 10/10/2025 ~		8,071	5,822
Forbes Energy Services LLC TBD% due 04/13/2021 «		75	67
Ingersoll Rand Co. Ltd. 1.897% (LIBOR03M + 1.750%) due 03/01/2027 ~		24	23
Innophos, Inc. 3.897% (LIBOR03M + 3.750%) due 02/07/2027 «~		12	12
Intelsat Jackson Holdings S.A.
3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~µ		15	16
8.000% (PRIME + 4.750%) due 11/27/2023 ~		10	10
IRB Holding Corp. 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~		431	413
Jefferies Finance LLC 3.397% - 3.438% (LIBOR03M + 3.250%) due 06/03/2026 ~		12	12
McDermott Technology Americas, Inc.
3.147% (LIBOR03M + 3.000%) due 06/30/2024 «~		28	24
4.147% (LIBOR03M + 4.000%) due 06/30/2025 ~		178	145
MH Sub LLC 3.647% (LIBOR03M + 3.500%) due 09/13/2024 ~		58	57
NCI Building Systems, Inc. 3.901% (LIBOR03M + 3.750%) due 04/12/2025 ~		20	19
Neiman Marcus Group Ltd. LLC 13.000% (LIBOR03M + 12.000%) due 09/25/2025 ~		2,600	2,680
Ortho-Clinical Diagnostics S.A. 3.406% (LIBOR03M + 3.250%) due 06/30/2025 ~		317	304
PetSmart, Inc. 4.500% (LIBOR03M + 3.500%) due 03/11/2022 ~		126	125
PUG LLC 3.647% (LIBOR03M + 3.500%) due 02/12/2027 ~		16	14
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		170	162
Sequa Mezzanine Holdings LLC (5.000% Cash and 6.750% PIK) 11.750% (LIBOR03M + 4.000%) due 04/28/2024 «~(c)		8,190	6,552
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		59	59
SS&C Technologies, Inc. 1.897% (LIBOR03M + 1.750%) due 04/16/2025 ~		111	107
Starfruit Finco BV 3.151% (LIBOR03M + 3.000%) due 10/01/2025 ~		96	93
Summer (BC) Holdco B SARL 5.001% (LIBOR03M + 4.750%) due 12/04/2026 ~		1,519	1,465
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		3,825	2,980
U.S. Renal Care, Inc. 5.147% (LIBOR03M + 5.000%) due 06/26/2026 ~		207	202
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		1,866	1,801
Valaris PLC TBD% due 08/17/2021 «		21	21
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~		1	1
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (c)		5	3

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		17	17
Total Loan Participations and Assignments (Cost $31,904)			30,256
CORPORATE BONDS & NOTES 40.3%
BANKING & FINANCE 8.0%
Ally Financial, Inc. 8.000% due 11/01/2031		3	4
Ambac LSNI LLC 6.000% due 02/12/2023 •		275	275
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	400	116
Banco Mercantil del Norte S.A. 8.375% due 10/14/2030 •(k)(l)		$1,000	1,047
Bank of Nova Scotia 4.900% due 06/04/2025 •(k)(l)		1,811	1,879
Barclays Bank PLC 7.625% due 11/21/2022 (l)(o)		800	880
Barclays PLC
6.375% due 12/15/2025 •(k)(l)	GBP	200	256
7.125% due 06/15/2025 •(k)(l)		900	1,214
BGC Partners, Inc. 3.750% due 10/01/2024 (o)		$400	402
Brookfield Finance, Inc. 4.700% due 09/20/2047		78	91
Cantor Fitzgerald LP 4.875% due 05/01/2024		12	13
CBL & Associates LP
4.600% due 10/15/2024 ^(d)(o)		477	181
5.250% due 12/01/2023 ^(d)(o)		82	32
5.950% due 12/15/2026 ^(d)(o)		280	106
Credit Suisse Group AG 7.500% due 07/17/2023 •(k)(l)(o)		200	212
Emerald Bay S.A. 0.000% due 10/08/2020 (g)	EUR	15	18
Equitable Holdings, Inc. 5.000% due 04/20/2048		$5	6
ESH Hospitality, Inc. 4.625% due 10/01/2027		31	30
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025 (o)		100	99
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035 (o)		200	212
Highwoods Realty LP 3.050% due 02/15/2030		100	103
HSBC Holdings PLC 5.875% due 09/28/2026 •(k)(l)	GBP	200	261
Hudson Pacific Properties LP 3.950% due 11/01/2027		$18	19
Hunt Cos., Inc. 6.250% due 02/15/2026		14	13
ING Groep NV 5.750% due 11/16/2026 •(k)(l)(o)		200	208
Kennedy-Wilson, Inc. 5.875% due 04/01/2024 (o)		36	36
Kilroy Realty LP 3.050% due 02/15/2030		100	105
National Retail Properties, Inc. 2.500% due 04/15/2030		100	100
Natwest Group PLC 8.000% due 08/10/2025 •(k)(l)(o)		300	334
Newmark Group, Inc. 6.125% due 11/15/2023 (o)		52	54
OneMain Finance Corp. 6.875% due 03/15/2025 (o)		54	60
Pinnacol Assurance 8.625% due 06/25/2034 «(m)		2,600	2,869
Sabra Health Care LP 4.800% due 06/01/2024 (o)		85	89
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022 (o)		2,000	2,110
Societe Generale S.A. 7.375% due 10/04/2023 •(k)(l)		200	206
Spirit Realty LP 3.400% due 01/15/2030		100	99
STORE Capital Corp. 4.625% due 03/15/2029		100	107
TP ICAP PLC
5.250% due 01/26/2024 (o)	GBP	700	973
5.250% due 05/29/2026		100	144
UniCredit SpA 7.830% due 12/04/2023 (o)		$2,240	2,626

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

Uniti Group LP 7.875% due 02/15/2025 (o)		2,954	3,135
Uniti Group, Inc. 6.000% due 04/15/2023 (o)		926	933
			21,657
INDUSTRIALS 23.8%
AA Bond Co. Ltd. 2.875% due 07/31/2043 (o)	GBP	1,700	2,187
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029 (o)		$2,000	2,102
Altice Financing S.A. 7.500% due 05/15/2026 (o)		1,350	1,431
Associated Materials LLC 9.000% due 09/01/2025		1,042	1,092
Avon International Capital PLC 6.500% due 08/15/2022		16	16
B.C. Unlimited Liability Co. 4.375% due 01/15/2028		12	12
Boeing Co.
5.040% due 05/01/2027 (o)		171	188
5.150% due 05/01/2030 (o)		331	372
5.705% due 05/01/2040 (o)		586	687
5.805% due 05/01/2050 (o)		557	674
5.930% due 05/01/2060 (o)		878	1,090
Bombardier, Inc.
6.000% due 10/15/2022 (o)		100	93
6.125% due 01/15/2023 (o)		400	342
7.500% due 12/01/2024 (o)		430	331
7.500% due 03/15/2025		6	5
7.875% due 04/15/2027 (o)		1,296	985
Broadcom, Inc. 5.000% due 04/15/2030 (o)		1,000	1,182
Camelot Finance S.A. 4.500% due 11/01/2026		4	4
CCO Holdings LLC
4.500% due 08/15/2030		72	76
4.750% due 03/01/2030		80	85
Charter Communications Operating LLC 4.800% due 03/01/2050 (o)		105	121
Citrix Systems, Inc. 3.300% due 03/01/2030		58	62
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		76	74
Community Health Systems, Inc.
6.250% due 03/31/2023 (o)		5,065	4,957
8.000% due 03/15/2026 (o)		294	289
8.625% due 01/15/2024 (o)		544	542
Connect Finco SARL 6.750% due 10/01/2026		28	28
Corning, Inc. 5.450% due 11/15/2079		36	46
CVS Pass-Through Trust 7.507% due 01/10/2032 (o)		692	865
Delta Air Lines, Inc. 7.375% due 01/15/2026 (o)		920	966
Energy Transfer Operating LP
3.750% due 05/15/2030		36	35
5.000% due 05/15/2050		36	33
Envision Healthcare Corp. 8.750% due 10/15/2026 (o)		1,059	491
Exela Intermediate LLC 10.000% due 07/15/2023 (o)		65	20
Ferroglobe PLC 9.375% due 03/01/2022		650	432
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (o)		766	736
6.875% due 03/01/2026 (o)		544	525
Flex Ltd. 4.875% due 06/15/2029		9	10
Frontier Finance PLC 8.000% due 03/23/2022	GBP	1,950	2,602
Full House Resorts, Inc.
8.575% due 01/31/2024		$194	186
9.738% due 02/02/2024		17	16
General Electric Co.
4.350% due 05/01/2050 (o)		1,100	1,123
5.875% due 01/14/2038		8	9
6.150% due 08/07/2037		7	8
Hyatt Hotels Corp. 3.246% (US0003M + 3.000%) due 09/01/2022 ~(o)		1,500	1,502
iHeartCommunications, Inc. 6.375% due 05/01/2026 (o)		617	644
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)	EUR	100	118

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)(o)		$208	220
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)(o)		200	214
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(d)(o)		105	35
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(d)(o)		1,970	1,241
8.000% due 02/15/2024 (o)		60	61
8.500% due 10/15/2024 ^(d)(o)		4,184	2,709
9.750% due 07/15/2025 ^(d)(o)		4,167	2,736
Intelsat Luxembourg S.A. 7.750% due 06/01/2021 ^(d)(o)		2,776	132
Kinder Morgan, Inc.
5.300% due 12/01/2034 (o)		1,500	1,769
7.750% due 01/15/2032 (o)		4,500	6,264
NCL Corp. Ltd.
3.625% due 12/15/2024		34	24
10.250% due 02/01/2026 (o)		2,628	2,746
Netflix, Inc.
3.625% due 06/15/2030	EUR	100	127
3.875% due 11/15/2029 (o)		335	435
4.625% due 05/15/2029		100	136
4.875% due 06/15/2030 (o)		$100	114
5.375% due 11/15/2029		30	35
Noble Holding International Ltd. 7.875% due 02/01/2026 ^(d)		277	68
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025		18	18
Pacific Drilling SA 8.375% due 10/01/2023		170	28
Pan American Energy LLC 29.668% (BADLARPP + 0.000%) due 11/20/2020 ~	ARS	13,830	92
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		$56	59
Petroleos Mexicanos
2.750% due 04/21/2027 (o)	EUR	4,038	3,792
5.350% due 02/12/2028 (o)		$326	280
5.950% due 01/28/2031 (o)		100	83
6.490% due 01/23/2027		40	38
6.500% due 03/13/2027 (o)		612	572
6.750% due 09/21/2047		20	15
6.840% due 01/23/2030 (o)		110	98
6.840% due 01/23/2030		500	446
6.950% due 01/28/2060 (o)		150	115
7.690% due 01/23/2050		60	50
Platin 1426 GmbH 6.875% due 06/15/2023	EUR	200	236
Qorvo, Inc. 4.375% due 10/15/2029 (o)		$900	958
Sands China Ltd.
5.125% due 08/08/2025 (o)		200	219
5.400% due 08/08/2028 (o)		2,198	2,453
Spanish Broadcasting System, Inc. 12.500% due 04/15/2049 (d)		908	844
Staples, Inc. 7.500% due 04/15/2026		9	8
TEGNA, Inc. 4.625% due 03/15/2028		84	82
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021 (o)		64	64
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021 (o)		108	108
Topaz Solar Farms LLC
4.875% due 09/30/2039		853	947
5.750% due 09/30/2039		2,169	2,538
TransDigm, Inc. 5.500% due 11/15/2027		20	19
Transocean Guardian Ltd. 5.875% due 01/15/2024		19	12
Transocean Pontus Ltd. 6.125% due 08/01/2025 (o)		62	56
Transocean, Inc.
7.250% due 11/01/2025		120	34
8.000% due 02/01/2027		38	11
Triumph Group, Inc.
5.250% due 06/01/2022		14	12
6.250% due 09/15/2024		12	10
U.S. Renal Care, Inc. 10.625% due 07/15/2027		32	34
UAL Pass-Through Trust 6.636% due 01/02/2024 (o)		1,066	1,008
Unigel Luxembourg S.A. 8.750% due 10/01/2026 (o)		200	195
Valaris PLC
5.750% due 10/01/2044 ^ (d)		162	10

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

7.750% due 02/01/2026 ^(d)		8	0
Vale Overseas Ltd.
6.875% due 11/21/2036		26	34
6.875% due 11/10/2039		25	33
Vale S.A. 3.750% due 01/10/2023	EUR	200	247
ViaSat, Inc.
5.625% due 09/15/2025		$42	41
5.625% due 04/15/2027		6	6
Western Midstream Operating LP
2.116% (US0003M + 1.850%) due 01/13/2023 ~		24	22
6.250% due 02/01/2050		12	11
Windstream Escrow LLC 7.750% due 08/15/2028		50	49
Wyndham Destinations, Inc.
3.900% due 03/01/2023		36	35
4.625% due 03/01/2030		12	12
			64,494
UTILITIES 8.5%
AT&T, Inc.
3.500% due 06/01/2041 (o)		345	364
3.650% due 06/01/2051 (o)		412	418
3.850% due 06/01/2060 (o)		625	638
CenturyLink, Inc. 4.000% due 02/15/2027		96	98
Edison International 5.750% due 06/15/2027		24	27
Frontier Communications Corp. 8.000% due 04/01/2027		62	62
Gazprom Neft OAO Via GPN Capital S.A. 6.000% due 11/27/2023 (o)		5,600	6,243
Gazprom OAO Via Gaz Capital S.A. 8.625% due 04/28/2034 (o)		1,710	2,577
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(o)		748	680
Pacific Gas & Electric Co.
2.950% due 03/01/2026		100	102
3.150% due 01/01/2026 (o)		908	933
3.250% due 06/15/2023		100	104
3.300% due 12/01/2027 (o)		100	103
3.400% due 08/15/2024 (o)		1,361	1,424
3.450% due 07/01/2025 (o)		200	210
3.500% due 06/15/2025 (o)		200	211
3.500% due 08/01/2050 (o)		574	520
3.750% due 02/15/2024 (o)		130	136
3.750% due 07/01/2028 (o)		400	416
3.750% due 08/15/2042		100	93
3.850% due 11/15/2023		100	106
3.950% due 12/01/2047 (o)		300	278
4.000% due 12/01/2046 (o)		200	188
4.250% due 08/01/2023 (o)		2,650	2,824
4.500% due 07/01/2040 (o)		708	722
4.550% due 07/01/2030 (o)		467	507
4.600% due 06/15/2043		100	101
4.650% due 08/01/2028 (o)		200	217
4.950% due 07/01/2050 (o)		665	714
Petrobras Global Finance BV 5.093% due 01/15/2030 (o)		339	357
Rio Oil Finance Trust
9.250% due 07/06/2024 (o)		460	502
9.750% due 01/06/2027 (o)		673	762
Southern California Edison Co.
3.650% due 03/01/2028		3	3
3.650% due 02/01/2050		12	13
4.875% due 03/01/2049 (o)		100	121
5.750% due 04/01/2035		6	8
6.000% due 01/15/2034		2	3
6.650% due 04/01/2029		36	45
Sprint Communications, Inc. 6.000% due 11/15/2022		35	38
Sprint Corp. 7.125% due 06/15/2024 (o)		100	115
Talen Energy Supply LLC 6.625% due 01/15/2028		12	12

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

Transocean Poseidon Ltd. 6.875% due 02/01/2027 (o)	60	48
		23,043
Total Corporate Bonds & Notes (Cost $109,125)		109,194
CONVERTIBLE BONDS & NOTES 0.0%
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(d)	12	2
Total Convertible Bonds & Notes (Cost $8)		2
MUNICIPAL BONDS & NOTES 1.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	70	76
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	15	17
7.350% due 07/01/2035	10	11
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	55	56
		160
WEST VIRGINIA 1.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)	25,300	1,384
7.467% due 06/01/2047	1,450	1,553
		2,937
Total Municipal Bonds & Notes (Cost $3,415)		3,097
U.S. GOVERNMENT AGENCIES 193.7%
Fannie Mae
1.111% due 12/25/2042 ~(a)	4,078	153
2.500% due 12/25/2027 (a)	2,157	117
2.510% due 09/01/2028 •	3	3
2.575% due 11/01/2027 •	10	10
2.656% due 12/01/2028 •	15	15
2.740% due 08/25/2054 ~(a)	9,434	636
3.000% due 06/25/2050 (a)	1,775	244
3.500% due 07/25/2036 - 12/25/2049 (a)	7,004	765
3.821% due 03/01/2032 •	64	64
4.000% due 06/25/2050 (a)	1,214	180
4.250% due 11/25/2024	197	202
4.500% due 07/25/2040 (o)	827	902
5.000% due 01/25/2038 (o)	4,799	5,555
5.000% due 07/25/2038	130	150
5.214% due 12/25/2042 ~	24	26
5.500% due 07/25/2024	5	6
5.500% due 11/25/2032 - 04/25/2035 (o)	4,795	5,494
5.525% due 02/25/2042 ~	387	434
5.750% due 06/25/2033	18	20
5.761% due 10/25/2042 ~	10	11
5.778% due 06/25/2043 •(a)	69	12
5.807% due 08/25/2043	1,155	1,326
5.852% due 10/25/2049 •(a)	12,250	2,137
5.898% due 07/25/2029 •(o)	660	680
5.902% due 02/25/2049 •(a)	372	55
5.952% due 07/25/2050 •(a)	2,907	379
6.000% due 09/25/2031 - 01/25/2044	954	1,111
6.170% due 10/25/2042 ~	277	328
6.500% due 06/25/2023 - 11/01/2047	3,267	3,851
6.602% due 07/25/2041 •(a)	1,347	183
6.850% due 12/18/2027	8	9
7.000% due 06/18/2027 - 01/01/2047	1,069	1,236
7.000% due 09/25/2041 ~	324	361
7.500% due 10/25/2022 - 06/25/2044	844	1,005
7.500% due 06/19/2041 ~	78	93
7.700% due 03/25/2023	5	5
8.000% due 09/25/2021	7	7
8.000% due 06/19/2041 ~	581	693
8.500% due 10/25/2021 - 06/25/2030	223	253
9.399% due 05/15/2021	1	1
9.427% due 07/15/2027	1	1
Freddie Mac
0.000% due 02/25/2046 (b)(g)	3,579	3,387
0.100% due 02/25/2046 (a)	36,917	6
2.079% due 11/25/2045 ~(a)	5,336	648
3.053% due 11/15/2038 ~(a)	17,343	1,130

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

3.123% due 08/15/2036 ~(a)	2,288	126
3.273% due 05/15/2038 •(a)	4,322	206
3.500% due 05/25/2050 (a)	1,030	146
3.783% due 04/01/2033 •	1	1
3.887% due 12/01/2026 •	3	3
3.902% due 07/15/2035 •	3,100	3,149
4.500% due 06/25/2050 (a)	1,737	221
4.652% due 07/15/2035 •	3,500	3,572
5.000% due 02/15/2024	3	3
5.256% due 07/25/2032 ~	90	102
5.298% due 10/25/2029 •(o)	650	666
5.500% due 04/01/2039 - 06/15/2041 (o)	3,886	4,519
5.848% due 04/25/2048 •(a)(o)	28,716	5,837
5.848% due 11/25/2049 •(a)	19,623	4,031
5.998% due 05/25/2050 •(a)	1,181	230
6.000% due 12/15/2028 - 03/15/2035	489	548
6.000% due 02/15/2032 (o)	1,115	1,312
6.500% due 08/01/2021 - 09/01/2047	4,387	5,253
6.500% due 07/15/2032 (o)	481	580
6.500% due 09/25/2043 ~	43	54
6.900% due 09/15/2023	81	86
6.950% due 07/15/2021	8	8
7.000% due 09/01/2021 - 10/25/2043	1,422	1,658
7.000% due 03/15/2029 (o)	1,062	1,234
7.500% due 05/15/2024 - 02/25/2042	706	783
7.500% due 04/01/2028 (o)	441	500
7.698% due 12/25/2027 •	1,584	1,597
8.000% due 08/15/2022 - 04/15/2030	109	122
10.898% due 03/25/2025 •	383	420
Ginnie Mae
5.894% due 08/20/2049 - 09/20/2049 •(a)(o)	114,480	19,716
6.000% due 04/15/2029 - 12/15/2038	587	665
6.000% due 11/15/2038 (o)	385	447
6.044% due 06/20/2047 •(a)	12,083	2,023
6.500% due 11/20/2024 - 10/20/2038	331	375
7.000% due 04/15/2024 - 06/15/2026	25	24
7.500% due 06/15/2023 - 03/15/2029	416	434
8.000% due 11/15/2021 - 11/15/2022	1	1
8.500% due 05/15/2022 - 02/15/2031	8	9
Ginnie Mae, TBA 4.000% due 10/01/2050	20,000	21,127
Small Business Administration
4.625% due 02/01/2025	44	47
5.510% due 11/01/2027	165	182
5.780% due 08/01/2027	12	13
5.820% due 07/01/2027	14	15
Uniform Mortgage-Backed Security
4.000% due 06/01/2047 - 06/01/2048	934	1,000
4.000% due 09/01/2047 - 07/01/2048 (o)	18,663	19,999
4.500% due 09/01/2023 - 08/01/2041	226	249
6.000% due 12/01/2032 - 10/01/2036	466	533
6.000% due 04/01/2035 - 06/01/2040 (o)	3,188	3,761
6.500% due 01/01/2028 - 07/01/2039	1,344	1,555
7.000% due 07/01/2021	5	5
7.500% due 05/01/2022	9	9
8.000% due 12/01/2022 - 06/01/2032	143	156
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2050	60,200	61,976
2.500% due 11/01/2050 - 12/01/2050	261,200	273,161
3.000% due 11/01/2050	42,600	44,638
Vendee Mortgage Trust
6.500% due 03/15/2029	83	95
6.750% due 02/15/2026 - 06/15/2026	55	62
7.500% due 09/15/2030	1,484	1,807
Total U.S. Government Agencies (Cost $521,317)		524,935
NON-AGENCY MORTGAGE-BACKED SECURITIES 27.8%
Adjustable Rate Mortgage Trust
3.184% due 07/25/2035 ~	332	323
3.889% due 08/25/2035 ~	403	393
Banc of America Mortgage Trust 3.690% due 02/25/2035 ~	10	10
Bancorp Commercial Mortgage Trust 3.902% due 08/15/2032 •	3,300	3,128
BCAP LLC Trust 0.587% due 07/26/2036 ~	211	184
Bear Stearns ALT-A Trust 3.535% due 08/25/2036 ^~	279	185
Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~(o)	2,827	2,895
5.804% due 12/11/2040 ~	5,728	5,351
6.105% due 04/12/2038 ~	120	120
CD Commercial Mortgage Trust 5.398% due 12/11/2049 ~	2	2

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

Citigroup Commercial Mortgage Trust 5.773% due 12/10/2049 ~		1,912	1,158
Citigroup Mortgage Loan Trust, Inc. 7.000% due 09/25/2033		1	1
Commercial Mortgage Loan Trust 6.258% due 12/10/2049 ~		4,222	1,920
Countrywide Alternative Loan Trust
0.358% due 07/25/2046 ^•(o)		1,410	1,265
6.500% due 07/25/2035 ^		153	125
Countrywide Home Loan Mortgage Pass-Through Trust
0.788% due 03/25/2035 •(o)		1,232	1,072
2.018% due 03/25/2046 ^•		1,677	1,073
3.226% due 08/25/2034 ~		337	323
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 11/25/2034		543	564
7.500% due 06/25/2035 ^		106	114
Credit Suisse Commercial Mortgage Trust 5.457% due 02/15/2040 ~		4,688	827
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.000% due 02/25/2034		335	350
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.500% due 03/25/2036 ^		893	395
Eurosail PLC
1.660% due 09/13/2045 •	GBP	1,582	1,886
2.310% due 09/13/2045 •		1,130	1,319
3.910% due 09/13/2045 •		960	1,232
GC Pastor Hipotecario FTA 0.000% due 06/21/2046 •	EUR	1,186	1,172
GE Commercial Mortgage Corp. Trust 5.606% due 12/10/2049 ~		$572	315
GMAC Mortgage Corp. Loan Trust 3.076% due 08/19/2034 ~		21	18
GS Mortgage Securities Corp. Trust 4.744% due 10/10/2032 ~		2,600	2,336
GSAA Home Equity Trust 6.000% due 04/01/2034		682	737
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043		1,635	1,862
7.500% due 06/19/2027 ~		22	22
8.000% due 09/19/2027 ~		392	383
GSR Mortgage Loan Trust
0.478% due 12/25/2034 •		184	172
2.930% due 03/25/2033 •		1	1
6.500% due 01/25/2034		96	101
IM Pastor Fondo de Titluzacion Hipotecaria 0.000% due 03/22/2043 •	EUR	391	409
JPMorgan Chase Commercial Mortgage Securities Trust
5.411% due 05/15/2047		$1,058	1,225
5.623% due 05/12/2045		62	56
JPMorgan Mortgage Trust
3.765% due 10/25/2036 ^~		1,220	1,142
5.500% due 08/25/2022 ^		7	8
5.500% due 06/25/2037 ^		208	208
MASTR Adjustable Rate Mortgages Trust 3.120% due 10/25/2034 ~		439	396
MASTR Alternative Loan Trust
6.250% due 07/25/2036		312	266
6.500% due 03/25/2034		653	673
7.000% due 04/25/2034		25	26
MASTR Reperforming Loan Trust
7.000% due 05/25/2035		3,126	2,911
7.500% due 07/25/2035		1,577	1,521
Morgan Stanley Resecuritization Trust 3.371% due 12/26/2046 ~		7,271	6,458
Motel 6 Trust 7.079% due 08/15/2024 •		2,733	2,278
NAAC Reperforming Loan REMIC Trust
7.000% due 10/25/2034 ^		777	785
7.500% due 03/25/2034 ^(o)		2,097	2,160
7.500% due 10/25/2034 ^(o)		2,332	2,429
Newgate Funding PLC
0.766% due 12/15/2050 •	EUR	1,700	1,870
1.016% due 12/15/2050 •		1,700	1,843
1.060% due 12/15/2050 •	GBP	2,341	2,945
1.310% due 12/15/2050 •		1,923	2,333
RBSSP Resecuritization Trust
6.000% due 02/26/2037 ~		$2,986	2,362
13.418% due 12/26/2036 ~		5,456	3,141
Residential Accredit Loans, Inc. Trust 6.000% due 08/25/2035 ^		1,360	1,364
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		307	342
8.500% due 11/25/2031		639	534
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^		2,491	1,882

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust 3.630% due 05/25/2035 ~		115	116
Washington Mutual Mortgage Pass-Through Certificates Trust
7.000% due 03/25/2034		82	87
7.500% due 04/25/2033		192	199
Total Non-Agency Mortgage-Backed Securities (Cost $73,719)			75,303
ASSET-BACKED SECURITIES 15.1%
Access Financial Manufactured Housing Contract Trust 7.650% due 05/15/2021		200	8
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.673% due 11/25/2032 ^•		69	1
Bear Stearns Asset-Backed Securities Trust 0.500% due 09/25/2034 •		315	302
Citigroup Mortgage Loan Trust, Inc. 0.408% due 03/25/2037 •(o)		4,697	4,323
Conseco Finance Corp. 6.530% due 02/01/2031 ~		93	92
Conseco Finance Securitizations Corp. 7.960% due 05/01/2031		1,495	770
Countrywide Asset-Backed Certificates
0.278% due 12/25/2036 ^•(o)		2,703	2,537
0.288% due 06/25/2047 ^•(o)		6,439	5,931
0.348% due 06/25/2037 ^•(o)		1,947	1,980
0.348% due 06/25/2047 ^•(o)		4,924	4,420
Countrywide Asset-Backed Certificates Trust 1.798% due 11/25/2034 •(o)		2,297	1,921
Crecera Americas LLC 5.563% due 08/31/2021 «•		4,685	4,680
Credit-Based Asset Servicing & Securitization LLC 5.050% due 12/25/2037 þ		222	228
Encore Credit Receivables Trust 0.883% due 07/25/2035 •		576	539
Flagship Credit Auto Trust 0.000% due 12/15/2025 «(g)		12	1,543
Greenpoint Manufactured Housing 8.300% due 10/15/2026 ~		181	187
Marlette Funding Trust
0.000% due 12/15/2028 «(a)(g)		6	471
0.000% due 04/16/2029 «(g)		5	709
0.000% due 07/16/2029 «(g)		7	910
National Collegiate Commutation Trust 0.000% due 03/25/2038 •		10,400	3,011
Oakwood Mortgage Investors, Inc. 0.382% due 06/15/2032 •		9	8
Residential Asset Mortgage Products Trust 8.500% due 12/25/2031		13	8
Santander Consumer Auto Receivables Trust 0.000% due 08/15/2028 «(a)(g)		9	1,297
SMB Private Education Loan Trust 0.000% due 10/15/2048 «(g)		5	2,416
SoFi Consumer Loan Program LLC
0.000% due 05/26/2026 «(g)		41	1,162
0.000% due 11/25/2026 «(g)		60	1,573
Total Asset-Backed Securities (Cost $55,043)			41,027
SOVEREIGN ISSUES 2.5%
Argentina Government International Bond
1.000% due 08/05/2021 (j)	ARS	448	3
15.500% due 10/17/2026		16,500	48
16.000% due 10/17/2023		267	1
29.406% (BADLARPP + 0.000%) due 10/04/2022 ~		32	0
31.641% (BADLARPP + 2.000%) due 04/03/2022 ~		35,556	239
Argentine Republic Government International Bond
0.125% due 07/09/2030 þ		$115	48
0.125% due 07/09/2035 þ		115	43
0.125% due 01/09/2038 þ		4,388	1,882
0.125% due 07/09/2041 þ		1,861	742
0.125% due 07/09/2046 þ		115	44
1.000% due 07/09/2029		269	123
Autonomous City of Buenos Aires Argentina
32.858% (BADLARPP + 3.250%) due 03/29/2024 ~	ARS	156,756	970
33.413% (BADLARPP + 3.750%) due 02/22/2028 ~		18,081	107
34.633% (BADLARPP + 5.000%) due 01/23/2022 ~		8,022	54
Ghana Government International Bond
6.375% due 02/11/2027		$323	292
7.875% due 02/11/2035		388	329
Provincia de Buenos Aires
33.378% due 04/12/2025	ARS	235,992	1,392
33.497% due 05/31/2022		25,913	154
South Africa Government International Bond 5.750% due 09/30/2049		$400	340
Venezuela Government International Bond
6.000% due 12/09/2020 ^(d)		135	11

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

8.250% due 10/13/2024 ^(d)	13	1
9.250% due 09/15/2027 ^(d)	171	14
Total Sovereign Issues (Cost $13,722)		6,837
	SHARES
COMMON STOCKS 1.9%
COMMUNICATION SERVICES 0.2%
Clear Channel Outdoor Holdings, Inc. (e)	291,816	292
iHeartMedia, Inc. «(e)	216	2
iHeartMedia, Inc. 'A' (e)	16,075	130
		424
ENERGY 0.0%
Forbes Energy Services Ltd. (e)(m)	4,500	0
FINANCIALS 0.9%
Associated Materials Group, Inc «(e)(m)	397,884	2,527
INDUSTRIALS 0.8%
McDermott International Ltd. (e)	78,568	188
Neiman Marcus Group Ltd. LLC «(e)(m)	32,851	2,038
Westmoreland Mining Holdings LLC «(e)(m)	70	1
		2,227
Total Common Stocks (Cost $6,236)		5,178
WARRANTS 0.4%
COMMUNICATION SERVICES 0.3%
iHeartMedia, Inc. - Exp. 05/01/2039 «	104,691	744
INFORMATION TECHNOLOGY 0.1%
Windstream Services LLC - Exp. 03/24/2021 «	28,054	383
Total Warrants (Cost $2,101)		1,127
PREFERRED SECURITIES 4.1%
BANKING & FINANCE 4.1%
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(k)	1,000,000	1,052
Nationwide Building Society 10.250% ~	36,440	7,688
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (i)(k)	1,676,000	2,347
		11,087
INDUSTRIALS 0.0%
General Electric Co. 5.000% due 01/21/2021 •(k)	139,000	111
Total Preferred Securities (Cost $10,649)		11,198
REAL ESTATE INVESTMENT TRUSTS 0.7%
REAL ESTATE 0.7%
Uniti Group, Inc.	73,539	775
VICI Properties, Inc.	44,227	1,033

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

Total Real Estate Investment Trusts (Cost $1,133)			1,808
SHORT-TERM INSTRUMENTS 5.6%
REPURCHASE AGREEMENTS (n) 5.3%			14,264
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.1%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021 (j)	ARS	40,779	278
ARGENTINA TREASURY BILLS 0.0%
(2.315)% due 10/13/2020 (g)(h)		4,677	35
U.S. TREASURY BILLS 0.2%
0.124% due 10/01/2020 - 12/03/2020 (f)(g)(o)		$661	661
Total Short-Term Instruments (Cost $15,321)			15,238
Total Investments in Securities (Cost $843,693)			825,200
Total Investments 304.4% (Cost $843,693)			$825,200
Financial Derivative Instruments (p)(q) 0.4%(Cost or Premiums, net $4,410)			1,021
Other Assets and Liabilities, net (204.8)%			(555,138)
Net Assets 100.0%			$271,083

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Coupon represents a yield to maturity.
(i)	Security becomes interest bearing at a future date.
(j)	Principal amount of security is adjusted for inflation.
(k)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(l)	Contingent convertible security.
(m)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Associated Materials Group, Inc	08/24/2020	$2,527	$2,527	0.93%
Forbes Energy Services Ltd.	03/11/2014	222	0	0.00
Neiman Marcus Group Ltd. LLC	09/25/2020	1,058	2,038	0.75
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	2,600	2,869	1.06
Westmoreland Mining Holdings LLC	03/26/2019	0	1	0.00
$6,407	$7,435	2.74%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(n)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	09/30/2020	10/01/2020	$1,964	U.S. Treasury Bills 0.000% due 09/09/2021	$(2,003)	$1,964	$1,964
RDR	0.100	09/30/2020	10/01/2020	12,300	U.S. Treasury Notes 0.125% due 07/15/2023	(12,560)	12,300	12,300
Total Repurchase Agreements	$(14,563)	$14,264	$14,264
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	(0.250)%	09/11/2020	12/11/2020	EUR	(336)	$(394)
(0.200)	09/17/2020	10/19/2020	(3,045)	(3,570)
0.200	09/23/2020	10/28/2020	$(25,942)	(25,943)
0.240	09/30/2020	11/02/2020	(12,353)	(12,353)
0.400	09/15/2020	10/20/2020	(418)	(418)
0.400	09/16/2020	10/21/2020	(9,057)	(9,059)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

0.400	09/17/2020	10/19/2020	GBP	(2,207)	(2,849)
0.500	08/19/2020	10/22/2020	$(1,963)	(1,964)
0.500	08/21/2020	10/23/2020	(10,644)	(10,650)
0.500	08/25/2020	11/23/2020	(1,481)	(1,481)
0.520	09/08/2020	12/07/2020	(4,946)	(4,948)
0.520	09/09/2020	12/08/2020	(1,821)	(1,821)
0.530	08/25/2020	11/23/2020	(1,692)	(1,693)
0.700	09/15/2020	10/20/2020	(3,372)	(3,373)
0.700	09/30/2020	11/02/2020	(624)	(624)
0.800	08/19/2020	10/22/2020	(4,566)	(4,570)
0.800	08/21/2020	10/23/2020	(9,355)	(9,363)
0.800	08/25/2020	11/23/2020	(1,758)	(1,759)
0.800	09/17/2020	11/23/2020	(313)	(313)
0.800	09/30/2020	11/02/2020	(629)	(629)
0.850	08/25/2020	11/23/2020	(3,210)	(3,212)
0.850	09/15/2020	10/20/2020	(422)	(422)
0.900	08/25/2020	11/23/2020	(12,900)	(12,912)
0.900	09/15/2020	10/20/2020	(27)	(27)
0.906	08/31/2020	12/04/2020	(8,614)	(8,621)
1.000	08/04/2020	TBD(3)	(132)	(133)
1.450	08/25/2020	11/23/2020	(3,320)	(3,325)
1.553	08/19/2020	11/23/2020	(870)	(872)
1.553	08/21/2020	11/24/2020	(3,489)	(3,495)
1.570	08/17/2020	11/20/2020	(12,536)	(12,561)
CEW	0.800	09/10/2020	12/09/2020	(5,093)	(5,095)
RCY	0.200	09/17/2020	10/21/2020	(3,873)	(3,874)
SBI	1.351	09/03/2020	12/04/2020	(2,136)	(2,138)
SOG	0.430	09/14/2020	10/19/2020	(718)	(719)
0.630	09/01/2020	03/03/2021	(196)	(196)
0.650	09/22/2020	10/27/2020	(2,418)	(2,418)
0.700	08/05/2020	TBD(3)	(846)	(847)
0.880	09/01/2020	03/03/2021	(762)	(762)
UBS	0.500	08/21/2020	11/19/2020	(111)	(111)
0.700	09/25/2020	10/27/2020	(181)	(181)
0.800	08/21/2020	11/19/2020	(2,004)	(2,006)
Total Reverse Repurchase Agreements	$(161,701)
(o)	Securities with an aggregate market value of $185,947 and cash of $933 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(161,651) at a weighted average interest rate of 0.817%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	Semi-Annual	06/19/2024	CAD	11,200	$624	$262	$886	$0	$(4)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044	3,800	(534)	(704)	(1,238)	9	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021	$25,000	64	(561)	(497)	0	(1)
Receive(1)	3-Month USD-LIBOR	0.250	Semi-Annual	12/18/2022	101,000	49	(100)	(51)	8	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2023	3,400	(76)	(4)	(80)	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024	32,500	(1,241)	(2,325)	(3,566)	9	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024	14,000	46	(810)	(764)	7	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025	8,400	399	(1,103)	(704)	6	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	65,000	5,159	8,611	13,770	0	(153)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029	7,000	(107)	661	554	0	(18)
Receive(1)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	500	(20)	8	(12)	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	4,400	(32)	(971)	(1,003)	61	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	4,100	(10)	(655)	(665)	55	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050	1,400	(5)	(267)	(272)	19	0
Receive(1)	3-Month USD-LIBOR	1.150	Semi-Annual	12/11/2050	17,500	36	(45)	(9)	239	0
Receive	6-Month EUR-EURIBOR	0.260	Annual	09/06/2024	EUR	15,100	2	(518)	(516)	0	0
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050	GBP	3,500	66	(312)	(246)	20	0
Total Swap Agreements	$4,420	$1,167	$5,587	$434	$(176)
Cash of $4,543 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.
(1)	This instrument has a forward starting effective date.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	10/2020	EUR	920	$1,095	$16	$0
10/2020	$248	CLP	190,423	0	(5)
10/2020	2,867	EUR	2,415	0	(35)
BRC	10/2020	GBP	703	$907	0	(1)
CBK	10/2020	17,719	23,424	560	0
12/2020	$1,316	PEN	4,708	0	(10)
HUS	10/2020	215	EUR	181	0	(2)
10/2020	22,742	GBP	17,678	68	0
11/2020	GBP	17,678	$22,746	0	(69)
SCX	10/2020	EUR	10,818	12,946	263	0
10/2020	$143	EUR	122	0	0
11/2020	EUR	9,020	$10,584	2	0
SSB	10/2020	$988	GBP	744	0	(28)
TOR	10/2020	CAD	295	$226	4	0
Total Forward Foreign Currency Contracts	$913	$(150)
PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 10/01/2050	$75.500	10/07/2020	$5,000	$0	$0
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2050	60.000	10/07/2020	189,000	7	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 11/01/2050	60.000	11/05/2020	18,200	1	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 11/01/2050	62.000	11/05/2020	12,600	1	0
JPM	Put - OTC Ginnie Mae, TBA 4.000% due 10/01/2050	76.000	10/07/2020	20,000	1	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2050	72.000	10/07/2020	53,100	2	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 10/01/2050	73.000	10/07/2020	25,000	1	0
Total Purchased Options	$13	$0
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.467%	$200	$(23)	$23	$0	$0
Total Swap Agreements	$(23)	$23	$0	$0
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$23,579	$6,677	$30,256
Corporate Bonds & Notes
Banking & Finance	0	18,788	2,869	21,657
Industrials	0	64,494	0	64,494
Utilities	0	23,043	0	23,043
Convertible Bonds & Notes
Utilities	0	2	0	2
Municipal Bonds & Notes
Illinois	0	160	0	160
West Virginia	0	2,937	0	2,937
U.S. Government Agencies	0	524,935	0	524,935
Non-Agency Mortgage-Backed Securities	0	75,303	0	75,303
Asset-Backed Securities	0	26,266	14,761	41,027
Sovereign Issues	0	6,837	0	6,837
Common Stocks
Communication Services	422	0	2	424
Financials	0	0	2,527	2,527
Industrials	188	0	2,039	2,227
Warrants
Communication Services	0	0	744	744
Information Technology	0	0	383	383
Preferred Securities
Banking & Finance	0	11,087	0	11,087
Industrials	0	111	0	111
Real Estate Investment Trusts
Real Estate	1,808	0	0	1,808
Short-Term Instruments
Repurchase Agreements	0	14,264	0	14,264
Short-Term Notes	0	278	0	278
Argentina Treasury Bills	0	35	0	35
U.S. Treasury Bills	0	661	0	661
Total Investments	$2,418	$792,780	$30,002	$825,200
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	434	0	434
Over the counter	0	913	0	913
$0	$1,347	$0	$1,347
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(176)	0	(176)
Over the counter	0	(150)	0	(150)
$0	$(326)	$0	$(326)
Total Financial Derivative Instruments	$0	$1,021	$0	$1,021
Totals	$2,418	$793,801	$30,002	$826,221

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2020:
Category and Subcategory	Beginning Balance at 06/30/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2020(1)
Investments in Securities, at Value
Loan Participations and Assignments	$10,757	$6,515	$(9,413)	$95	$(1,825)	$2,132	$0	$(1,584)	$6,677	$170
Corporate Bonds & Notes
Banking & Finance	2,890	0	0	0	0	(21)	0	0	2,869	(21)
Industrials	41	0	(32)	0	(41)	32	0	0	0	0
Non-Agency Mortgage-Backed Securities	1,829	0	0	0	0	0	0	(1,829)	0	0
Asset-Backed Securities	8,635	1,566	0	0	0	(133)	4,693	0	14,761	(133)
Common Stocks
Communication Services	2	0	0	0	0	0	0	0	2	0
Financials	0	2,527	0	0	0	0	0	0	2,527	0
Industrials	292	1,058	0	0	0	980	0	(291)	2,039	980
Real Estate	652	0	0	0	0	0	0	(652)	0	0
Warrants
Communication Services	0	0	0	0	0	(130)	874	0	744	(130)
Information Technology	0	130	0	0	0	253	0	0	383	253

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

Totals	$25,098	$11,796	$(9,445)	$95	$(1,866)	$3,113	$5,567	$(4,356)	$30,002	$1,119
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 09/30/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$21	Proxy Pricing	Base Price	100.000	—
6,656	Third Party Vendor	Broker Quote	80.000 - 99.250	80.159
Corporate Bonds & Notes
Banking & Finance	2,869	Reference Instrument	Option Adjusted Spread	666.300 bps	—
Asset-Backed Securities	471	Other Valuation Techniques(2)	—	—	—
14,290	Proxy Pricing	Base Price	99.935 - 53,708.770	13,934.740
Common Stocks
Communication Services	2	Other Valuation Techniques(2)	—	—	—
Financials	2,527	Fundamental Valuation	Company Equity Value	$635,000,000.000	—
Industrials	1	Other Valuation Techniques(2)	—	—	—
2,038	Recent Transaction	Purchase Price	62.050	—
Warrants
Communication Services	744	Other Valuation Techniques(2)	—	—	—
Information Technology	383	Discounted Cash Flow	Yield	13.640	—
Total	$30,002
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the foreign (non-U.S.) security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Security may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CEW	Canadian Imperial Bank of Commerce	RCY	Royal Bank of Canada	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	RDR	RBC Capital Markets LLC	UBS	UBS Securities LLC
FAR	Wells Fargo Bank National Association	SBI	Citigroup Global Markets Ltd.

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
CAD	Canadian Dollar	GBP	British Pound	USD (or $)	United States Dollar
CLP	Chilean Peso

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate

Other Abbreviations:
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BABs	Build America Bonds	PIK	Payment-in-Kind	TBD	To-Be-Determined
EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit	TBD%	Interest rate to be determined when loan settles or at the time of funding